Commitments and Contingencies - Royalty commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Other Commitments [Line Items]
Base payment for royalty	$ 3,000
Royalty expense | ¥		¥ 35,288		¥ 18,044		¥ 18,542
2030
Other Commitments [Line Items]
Payment for royalty expense			$ 3,000		$ 3,000
Base payment for royalty	$ 300
Net revenues of rotational scanning product from US$0 to US$425,000
Other Commitments [Line Items]
Percentage of royalty on net revenue	4.00%	4.00%
Net revenues of rotational scanning product from US$0 to US$425,000 | Minimum
Other Commitments [Line Items]
Net revenues of rotational scanning product	$ 0
Net revenues of rotational scanning product from US$0 to US$425,000 | Maximum
Other Commitments [Line Items]
Net revenues of rotational scanning product	$ 425,000
Net revenues of rotational scanning product from US$425,000 to US$2,925,000
Other Commitments [Line Items]
Percentage of royalty on net revenue	3.00%	3.00%
Net revenues of rotational scanning product from US$425,000 to US$2,925,000 | Minimum
Other Commitments [Line Items]
Net revenues of rotational scanning product	$ 425,000
Net revenues of rotational scanning product from US$425,000 to US$2,925,000 | Maximum
Other Commitments [Line Items]
Net revenues of rotational scanning product	$ 2,925,000
Net revenues of rotational scanning product from US$2,925,000 to above
Other Commitments [Line Items]
Percentage of royalty on net revenue	2.00%	2.00%
Net revenues of rotational scanning product	$ 2,925,000